Loans Receivable, Net (Details) - Loan agreement [Member]	12 Months Ended
Dec. 31, 2025
Maximum [Member] | Franchisees [Member]
Loans Receivable, Net [Line Items]
Loans receivable term	5 years
Percentage of interest rate	9.90%
Maximum [Member] | Third Parties [Member]
Loans Receivable, Net [Line Items]
Loans receivable term	3 years
Percentage of interest rate	18.00%
Minimum [Member] | Franchisees [Member]
Loans Receivable, Net [Line Items]
Percentage of interest rate	4.70%
Minimum [Member] | Third Parties [Member]
Loans Receivable, Net [Line Items]
Loans receivable term	1 year
Percentage of interest rate	7.90%